ESTIMATION OF FAIR VALUE - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($) $ / T	Dec. 31, 2019 COP ($)	Dec. 31, 2020 $ / T	Dec. 31, 2020	Dec. 31, 2020 COP ($)
Disclosure of fair value measurement of assets [line items]
Price of natural rubber	0.41		1,410
Price of African palm per ton | $ / T			699
Transfers out of fair values between levels	$ 0	$ 0
Transfers in of fair values between levels	$ 0	$ 0
Weighted average cost of capital, measurement input [member]
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets		0.0909		0.0864
Service concession arrangements
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		$ 2,706,030			$ 2,958,385
Minimum
Disclosure of fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections		1.00%		1.00%
Maximum
Disclosure of fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections		3.00%		3.00%